FINANCIAL INSTRUMENTS AND DERIVATIVES Cash Flow Hedges (Details) $ in Thousands, SFr in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 USD ($)	Apr. 04, 2011 USD ($)
Derivative [Line Items]
Long-term Debt	$ 1,262,712			$ 1,370,834
Cash Flow Hedging | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	532,195
Derivative, Notional amount maturing within 12 months	275,608
Foreign Exchange Contract | Cash Flow Hedging | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	359,864
Derivative, Notional amount maturing within 12 months	273,380
Interest Rate Swap | Cash Flow Hedging | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	170,103		SFr 65.0
Derivative, Notional amount maturing within 12 months	0
Interest Rate Swap | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	105,000
Derivative, Notional amount maturing within 12 months	60,000
Commodity Contract [Member] | Cash Flow Hedging | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	2,228
Derivative, Notional amount maturing within 12 months	$ 2,228
Private Placement Notes | Interest Rate Swap | Fair Value Hedging [Member]
Derivative [Line Items]
Derivative, Term of Contract	5 years
Derivative, Notional Amount					$ 150,000
Derivative, Fixed Interest Rate					4.10%
Term Loan Agreement
Derivative [Line Items]
Long-term Debt	$ 166,250	¥ 12.6		$ 175,000
Term Loan Agreement | Interest Rate Swap | Cash Flow Hedging
Derivative [Line Items]
Derivative, Term of Contract	5 years
Derivative, Fixed Interest Rate	0.90%	0.90%	0.90%	0.70%